Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Note 8.	Stock-Based Compensation

Aggregate stock-based compensation expense for the three months ended March 31, 2015 was $5 million, which reflects expense incurred for stock option and restricted stock unit awards granted under the Halyard Health, Inc. Equity Participation Plan and the Halyard Health, Inc. Outside Directors’ Compensation Plan (together, the “Plans”). Aggregate stock-based compensation expense for the three months ended March 31, 2014 was $1 million and reflects expense allocated to us for awards granted under Kimberly-Clark’s equity incentive plans.

Stock Options

Stock-based compensation expense related to stock options was $1 million for the three months ended March 31, 2015. A summary of stock option activity under the Plans is presented below:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2014	611	$34.94
Granted	336	45.51
Forfeitures	(21)	35.52

Outstanding at March 31, 2015	926	$38.76	9.1	$9.7

The following table summarizes information about options outstanding as of March 31, 2015:

	Stock Options Outstanding
Range of Exercise Prices	Shares (in thousands)	Weighted- Average Remaining Contractual Term (Years)
$25 to $35	252	7.8
$35 to $45	339	9.3
$45+	335	9.9

	926	9.1

There were no vested and exercisable options outstanding at March 31, 2015.

Restricted Share Units

Stock-based compensation expense related to restricted share units was $4 million for the three months ended March 31, 2015. A summary of restricted share unit activity is presented below:

	Shares (in thousands)	Weighted- Average Fair Value
Outstanding at December 31, 2014	375	$37.88
Granted	103	45.63
Forfeitures	(8)	37.88

Outstanding at March 31, 2015	470	$39.59

Vested at March 31, 2015	27	$44.32

Prior Year Expense under Kimberly-Clark Equity Incentive Plans

Kimberly-Clark maintains several equity incentive plans in which our executives and employees participated prior to the Spin-off. All awards granted under Kimberly-Clark’s plans were based on common shares of Kimberly-Clark stock and, as such, were reflected in Kimberly-Clark’s consolidated statements of equity and not in our combined statement of invested equity. Prior to the Spin-off, Kimberly-Clark allocated stock-based compensation expense to Halyard for employees of Kimberly-Clark’s health care business that became Halyard employees upon the Spin-off. Stock-based compensation expense charged to us by Kimberly-Clark under their incentive plans was $1 million for the three months ended March 31, 2014.

Note 13.	Stock-Based Compensation

The Halyard Health, Inc. Equity Participation Plan and the Halyard Health, Inc. Outside Directors’ Compensation Plan (together, the “Plans”) provide for awards of stock options, stock appreciation rights, restricted stock (and in certain limited cases, unrestricted stock), restricted stock units, performance units and cash awards to eligible employees (including officers who are employees), directors, advisors and consultants of Halyard or its subsidiaries. A maximum of 4,900,000 shares of Halyard common stock may be issued under the Plans, and there are 3,914,330 shares remaining available for issuance as of December 31, 2014.

Aggregate stock-based compensation expense under the Plans was $3 million for the period ended December 31, 2014, which reflects expense incurred for awards granted after the Spin-off.

Stock Options

Stock options are granted at an exercise price equal to the fair market value of Halyard’s common stock on the date of grant. Stock options are generally subject to graded vesting whereby options vest 30% at the end of each of the first two 12-month periods following the grant and 40% at the end of the third 12-month period and have a term of 10 years.

Any unvested options awarded by Kimberly-Clark held by the Halyard employees under the age of 55 at the time of the Spin-off were forfeited on the Spin-off date. Certain awards granted to employees to replace Kimberly-Clark awards forfeited at the time of Spin-off have shorter vesting periods.

The fair value of stock option awards was determined using a Black-Scholes option-pricing model utilizing a range of assumptions related to volatility, risk-free interest rate, expected term and dividend yield. Expected volatility was based on historical weekly closing stock price volatility for a peer group of companies. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The expected term was based on historical observed settlement behavior. The dividend yield was based on the expectation that no dividends are expected to be paid on our common stock.

The weighted-average fair value of options granted was $10.01 based on an assumed volatility of 25% to 27%, risk-free interest rates of 0.8% to 1.6%, an expected term of three to five years and no dividend yield. Stock-based compensation expense related to stock options was $1 million for the period from the Spin-off date through December 31, 2014.

A summary of stock option activity is presented below:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2013	—	$—
Granted	616	$34.94
Forfeitures	(5)	$34.98

Outstanding at December 31, 2014	611	$34.94	8.9	$6.4

There were no options vested or exercisable as of December 31, 2014.

The following table summarizes information about options outstanding as of December 31, 2014:

	Options Outstanding
Range of Exercise Prices	Shares (in thousands)	Weighted-Average Remaining Contractual Term (Years)
$25.00 to $30.00	87	7.3
$30.00 to $35.00	175	8.3
$35.00 to $40.00	349	9.5

	611	8.9

There were no vested and exercisable options outstanding as of December 31, 2014, and there was no exercise activity from the Spin-off date through December 31, 2014. For stock options outstanding at December 31, 2014, we expect to recognize an additional $5 million of expense over the remaining average service period of one year.

Restricted Share Units

Restricted shares, time-vested restricted share units and performance-based restricted share units granted to employees and directors are valued at the closing market price of our common stock on the grant date with vesting conditions determined upon approval of the award. The fair value of restricted share units is based on our closing stock price on the date of grant.

Any unvested restricted share units awarded by Kimberly-Clark held by the Halyard employees under the age of 55 at the time of the Spin-off were forfeited on the Spin-off date. Certain awards granted to employees to replace Kimberly-Clark awards forfeited at the time of Spin-off have shorter vesting periods.

Stock-based compensation expense related to restricted stock units was $2 million for the period from the Spin-off date through December 31, 2014. A summary of restricted share unit activity is presented below:

	Shares (in thousands)	Weighted Average Fair Value
Outstanding at December 31, 2013	—	$—
Granted	377	$37.88
Forfeited	(2)	$37.88

Outstanding at December 31, 2014	375	$37.88

Vested at December 31, 2014	6	$37.88

For restricted share units outstanding at December 31, 2014, we expect to recognize an additional $12 million of expense over the remaining average service period of 1.2 years.

Expense under Kimberly-Clark Equity Incentive Plans

Kimberly-Clark maintains several equity incentive plans in which our executives and employees participated prior to the Spin-off. All awards granted under Kimberly-Clark’s plans were based on common shares of Kimberly-Clark stock and, as such, were reflected in Kimberly-Clark’s consolidated statements of equity and not in our combined statement of invested equity. Prior to the Spin-off, Kimberly-Clark allocated stock-based compensation expense to Halyard for employees of Kimberly-Clark’s health care business that became Halyard employees upon the Spin-off. Stock-based compensation expense allocated to us by Kimberly-Clark under their incentive plans was $5 million through the Spin-off date in 2014, $6 million in 2013 and $5 million in 2012.